Credit Facilities and Lease Obligations - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount			$ 544,200,000			$ 544,200,000			$ 523,900,000	$ 544,200,000
Letters of credit outstanding			14,400,000			14,400,000			13,300,000	14,400,000
Stock repurchase program, excess share repurchase amount	$ 17,000,000
Uncommitted bank overdraft facilities			132,800,000			132,800,000			142,500,000	132,800,000
Amounts outstanding under overdraft facilities			0			$ 0			0	0
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedging instrument, term						5 years
New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount					$ 800,000,000.0
Amount of accordion feature									110,000,000
Proceeds from borrowings									48,000,000	759,000,000	$ 0
Repayments of borrowings									$ 213,000,000	1,700,000	0
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)									0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)									50.00%
Term Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings									$ 1,500,000
Repayments of current borrowings									6,000,000
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount					$ 350,000,000.0
Repayments of borrowings									875,000
Repayments of current borrowings										1,700,000
Initial Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)					2.125%
Initial Term Loan | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities			175,000,000			$ 175,000,000				175,000,000
Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature												$ 250,000,000.0
Repayments of borrowings									625,000
Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)												2.50%
Incremental Term Loan | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities			350,000,000			350,000,000				350,000,000
Revolver
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity					$ 450,000,000.0
Amount of accordion feature									110,000,000
Proceeds from borrowings		$ 48,000,000	339,500,000	$ 55,000,000
Repayments of borrowings		$ 110,000,000	245,000,000				$ 97,000,000
Letters of credit outstanding			$ 21,300,000		$ 150,000,000.0	$ 21,300,000			21,200,000	21,300,000
Uncommitted bank overdraft facilities									$ 428,800,000
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)					0.75%
Commitment fees (percent)					0.35%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)					2.50%
Commitment fees (percent)					0.50%
Revolver | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity					$ 50,000,000.0
Revolver | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term									10 days
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings									$ 0	163,000,000	0
Repayments of borrowings									$ 0	350,500,000	$ 40,000,000
Prior Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity													$ 300,000,000.0
Proceeds from borrowings					163,000,000
Repayments of borrowings					163,000,000
Prior Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount													$ 250,000,000.0
Repayments of borrowings					$ 175,000,000
Repayments of current borrowings										$ 12,500,000
Forecast | Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings								$ 107,000,000